Average Annual Total Returns - Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares 1 Year	Direxion Daily MSCI Real Estate Bull 3X Shares 5 Years	Direxion Daily MSCI Real Estate Bull 3X Shares 10 Years	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily MSCI Real Estate Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(55.72%)	(5.91%)	7.48%	(56.04%)	(6.34%)	7.13%	(32.94%)	(4.30%)	6.05%	(4.55%)			(7.57%)	4.84%	8.30%	18.40%	15.22%	13.88%